Nature of Operations	12 Months Ended
Dec. 31, 2025
Disclosure Of Nature Of Operations [Abstract]
Nature of Operations

1. Nature of Operations
Integra Resources Corp. (the "Company" or "Integra") is a corporation governed by the Business Corporations Act (British
Columbia). The Company’s corporate office and principal address is located at 1050 - 400 Burrard Street, Vancouver, British
Columbia, Canada, V6C 3A6. The Company’s registered office is 2200 RBC Place, 885 West Georgia Street, Vancouver,
British Columbia, V6C 3E8. Integra shares trade on the TSX Venture Exchange ("TSX Venture") under the symbol ITR and the
NYSE-American under the symbol ITRG. The Company's warrants trade on the TSX Venture under the symbol ITR.WT.
The Company is a growing precious metals producer focused on gold mining, mine development and mineral exploration activities in the Great Basin of the Western US at its Florida Canyon mine located in Nevada, US. The Company is also engaged in exploration of two flagship development-stage heap leach projects: the past producing DeLamar Project in southwestern Idaho, and the Nevada North Project in western Nevada.